--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================






Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 1999.

The Fund had net assets of $481,341,831 and 2,532 active shareholders as of April 30, 1999.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff




Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield   (Note 1)    Moody's  & Poor's
   ------                                                                              ----    -----    ------     -------   -------
Other Tax Exempt Investments (15.21%)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,940,000 Argyle, NY Central School District Washington County (c)              12/01/99  3.16%  $  4,944,161
     6,600,000 Arkport, NY Central School District Steuben and Alleghany Counties (c)03/03/00  3.07      6,633,550
     2,490,000 Bath, NY Central School District Steuben County (c)                   09/30/99  3.16      2,490,993
     2,000,000 Corning, NY Community College (c)                                     08/19/99  3.65      2,001,708
     9,950,000 Counties of Cattaraugus, Alleghany, Erie, & Wyoming, NY BOCES (c)     12/30/99  3.17      9,953,139
    10,000,000 Eastern Suffolk, NY BOCES RAN (c)                                     06/23/99  3.67     10,000,391
     4,250,000 Glens Falls, NY Central School District RAN (c)                       06/30/99  3.65      4,250,325
     7,000,000 Heuvelton, NY Central School District Saint Lawrence County (c)       01/26/00  3.16      7,002,467
     4,300,000 Putman & Westchester Counties, NY BOCES RAN (c)                       10/22/99  3.26      4,300,973
    11,600,000 Saint Lawrence & Lewis Counties BOCES
               Sole Supervisory District RAN (c)                                     06/28/99  3.65     11,600,842
     1,265,000 Seneca, NY BAN (c)                                                    09/30/99  3.52      1,265,877
     1,748,000 South Jefferson Central School District, NY (c)                       06/29/99  3.73      1,748,906
     4,500,000 Spencersport Central School District, NY RAN (c)                      01/28/00  3.04      4,501,577
     2,525,000 Wheatfield, NY Niagara County BAN - Series 1998 (c)                   07/08/99  3.58      2,525,308
 -------------                                                                                        ------------
    73,168,000 Total Other Tax Exempt Investments                                                       73,220,217
 -------------                                                                                        ------------
Other Variable Rate Demand Instruments (b) (72.05%)
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000,000 Counties of Warren & Washington, NY IDA IDRB
               (Griffith Micro Science Incorporated Project) - Series 1994
               LOC First National Bank of Chicago                                    12/01/14  4.10%  $  5,000,000            A1+
     3,000,000 Commonwealth of Puerto Rico GO
               (Puerto Rico Electric Power Authority)
               MBIA Insured                                                          07/01/23  3.86      3,000,000  VMIG-1
     2,100,000 Commonwealth of Puerto Rico RB
               (Highway & Transportation Authority)
               AMBAC Insured                                                         07/01/28  3.90      2,100,000  VMIG-1    A1+
     1,000,000 Erie County, NY IDA (Episcopal Church) - Series B
               LOC Banque Paribas                                                    02/01/05  3.90      1,000,000  VMIG-1
     1,700,000 Great Neck Water Authority Water System RB - Series 1993A
               FGIC Insured                                                          01/01/20  3.95      1,700,000  VMIG-1    A1+
     1,000,000 Islip, NY IDA Brentwood (c)
               LOC Fleet National Bank                                               05/01/09  3.60      1,000,000
     5,750,000 Jefferson County, NY IDA IDRB (c)
               LOC PNC Bank, N.A.                                                    10/01/13  4.05      5,750,000
     4,995,000 Long Island Power Authority, NY Electric System
               FSA Insured                                                           12/01/15  4.01      4,995,000            A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield   (Note 1)    Moody's  & Poor's
   ------                                                                              ----    -----    ------     -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,575,000  Metropolitan Museum of Art
               (New York State Dormitory Authority) - Series 1993A                   07/01/15  3.90%  $  1,575,000  VMIG-1    A1+
    1,160,000  Metropolitan Museum of Art
               (New York State Dormitory Authority) - Series 1993B                   07/01/23  3.90      1,160,000  VMIG-1    A1+
    1,000,000  Monroe County, NY IDA (Collegiate Housing Foundation)
               LOC First Union National Bank                                         10/01/28  3.95      1,000,000  VMIG-1
      320,000  Monroe County, NY IDA IDRB (Brazil Merk Partnership) (c)
               LOC Fleet National Bank                                               01/01/06  3.10        320,000
    8,000,000  Monroe County, NY IDA RB
               (Life Care Community Jewish Home) - Series B
               LOC Manufacturers & Traders                                           04/01/04  3.85      8,000,000  VMIG-1
    1,000,000  Nassau County, NY IDA (Manhasset Association Project) (c)
               LOC Bankers Trust Company                                             12/01/99  4.00      1,000,000
    1,800,000  New York City, NY Cultural Resource RB
               (Museum of Broadcasting Project) - Series 1989
               LOC Kredietbank                                                       05/01/14  3.80      1,800,000  VMIG-1    A1+
    2,595,000  New York City, NY GO Bond PA-277
               LOC Merrill Lynch & Company, Inc.                                     11/15/11  4.11      2,595,000            A1+
    7,915,000  New York City, NY GO Bond - Series A-5
               LOC Kredietbank                                                       08/01/15  4.25      7,915,000  VMIG-1    A1+
       30,000  New York City, NY GO Bond - Series B
               FGIC Insured                                                          10/01/20  4.40         30,000  VMIG-1    A1+
    2,450,000  New York City, NY GO Bond - Series E-2
               LOC Morgan Guaranty Trust Company                                     08/01/20  4.30      2,450,000  VMIG-1    A1+
   16,500,000  New York City, NY GO Bond - Series E-4
               LOC State Street Bank & Trust Company                                 08/01/22  4.30     16,500,000  VMIG-1    A1+
    1,100,000  New York City, NY GO Bond - Series 1994B
               LOC Morgan Guaranty Trust Company                                     08/15/20  4.40      1,100,000  VMIG-1    A1+
    3,000,000  New York City, NY GO Bond - Series 1996F
               FSA Insured                                                           02/01/19  4.06      3,000,000            A1+
    2,000,000  New York City, NY GO
               MBIA Insured                                                          05/15/28  4.01      2,000,000            A1+
    4,400,000  New York City, NY Housing Development Corporation
               (Montefiore Medical Center Project) - Series 1993A
               LOC Chase Manhattan Bank, N.A.                                        05/01/30  3.85      4,400,000            A1
    6,525,000  New York City, NY
               Housing Development Corporation Multifamily Rent Housing
               (Jane Street Development)
               Fannie Mae Collateral                                                 09/15/28  4.00      6,525,000            A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield   (Note 1)    Moody's  & Poor's
   ------                                                                              ----    -----    ------     -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,100,000  New York City, NY Housing Development Corporation Multifamily RB
               (Crotona Ave Project) - Series A
               LOC Fleet National Bank                                               09/01/30  3.90%  $  4,100,000            A1
    9,075,000  New York City, NY Housing Development Corporation Multifamily RB
               (Queenswood Apartment Project)
               LOC National City Bank                                                02/01/17  3.75      9,075,000  VMIG-1    A1
   10,500,000  New York City, NY
               Housing Development Corporation Multifamily Rent Housing
               (Parkgate Project) - Series A
               Fannie Mae Collateral                                                 10/15/28  3.80     10,500,000            A1+
   11,300,000  New York City, NY IDA Special Facility RB
               (Korean Airlines Company Limited Project) - Series 1997
               LOC Bankers Trust Company                                             11/01/24  4.05     11,300,000  VMIG-1    A1+
    5,200,000  New York City, NY IDRB (Airport Services Project) - Series 1985 (c)
               LOC Bayerische Landesbank Girozentrale                                04/01/00  3.95      5,200,000
   11,500,000  New York City, NY Municipal Assistance Corporation - Series K-3
               LOC Landesbank Hessen                                                 07/01/08  4.00     11,500,000  VMIG-1    A1+
    5,000,000  New York City, NY Municipal Water Finance Authority RB
               Municipal Securities Trust Receipts
               MBIA Insured                                                          06/15/23  4.06      5,000,000            A1+
    3,555,000  New York City, NY Municipal Water Finance Authority RB
               Municipal Securities Trust Receipts
               MBIA Insured                                                          06/15/29  4.06      3,555,000            A1+
    2,000,000  New York City, NY Municipal Water Finance Authority & Sewer System
               FGIC Insured                                                          06/15/22  4.25      2,000,000  VMIG-1    A1+
    7,100,000  New York City, NY Municipal Water
               Finance Authority & Sewer System - Series 1992C
               FGIC Insured                                                          06/15/23  4.25      7,100,000  VMIG-1    A1+
    3,000,000  New York City, NY Trust for Cultural Resources
               (Carnegie Hall) - Series 1990
               LOC Westdeutsche Landesbank                                           12/01/10  3.35      3,000,000  VMIG-1    A1+
    1,425,000  New York City, NY Trust for Cultural Resources
               (Solomon R. Guggenheim Foundation)
               LOC Union Bank Switzerland                                            12/01/15  4.20      1,425,000            A1+
    1,700,000  New York State Dormitory Authority RB
               (New York Public Library) - Series B
               LOC Canadian Imperial Bank of Commerce                                07/01/22  3.85      1,700,000  VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield   (Note 1)    Moody's  & Poor's
   ------                                                                              ----    -----    ------     -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,500,000  New York State Dormitory Authority RB (Saint Francis Center)
               LOC Banque Paribas                                                    07/01/23  4.30%  $  7,500,000  VMIG-1
    3,400,000  New York State Dormitory Authority (Oxford University Press, Inc.)
               LOC Landesbank Hessen                                                 07/01/25  3.85      3,400,000  VMIG-1
    8,900,000  New York State ERDA Electric and Gas
               LOC First National Bank of Chicago                                    10/01/29  4.30      8,900,000  VMIG-1    A1+
    2,000,000  New York State ERDA PCRB
               (Central Hudson Gas & Electric) - Series B
               LOC Deutsche Bank A.G.                                                11/01/20  3.40      2,000,000    P1
    7,000,000  New York State ERDA PCRB (Niagara Mohawk Power Corporation)
               LOC Toronto-Dominion Bank                                             12/01/25  4.20      7,000,000    P1
   16,800,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series B
               LOC Toronto-Dominion Bank                                             12/01/26  4.25     16,800,000    P1
    9,950,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series 1985C
               LOC Canadian Imperial Bank of Commerce                                12/01/25  4.20      9,950,000    P1
    5,900,000  New York State ERDA (Niagara Mohawk Power Corporation)
               LOC Morgan Guaranty Trust Company                                     12/01/23  4.45      5,900,000            A1+
   10,000,000  New York State ERDA PCRB
               (Rochester Gas & Electric Corporation) - Series 1997A
               MBIA Insured                                                          08/01/32  3.80     10,000,000  VMIG-1    A1+
    5,000,000  New York State HFA (70 Battery Place Project)
               LOC Bayerische HypoVereinsbank, A.G.                                  11/01/31  4.00      5,000,000  VMIG-1
    5,000,000  New York State HFA (750-5th Ave Project)
               LOC Fleet National Bank                                               11/01/31  3.90      5,000,000  VMIG-1
    4,900,000  New York State HFA (Normandie Court II) - Series A
               LOC Fleet National Bank                                               11/01/02  3.90      4,900,000  VMIG-1
    7,900,000  New York State HFA HRB (Normandie Court I)
               LOC Landesbank Hessen                                                 05/15/15  3.80      7,900,000  VMIG-1    A1+
   12,000,000  New York State HFA (Saxony Housing) - Series 1997A
               LOC Chase Manhattan Bank, N.A.                                        11/01/30  4.00     12,000,000    P1
    2,500,000  New York State Local Government Assistance Corporation - Series C
               LOC Landesbank Hessen                                                 04/01/25  3.85      2,500,000  VMIG-1    A1+
    5,900,000  New York State Local Government Assistance Corporation - Series E
               LOC Canadian Imperial Bank of Commerce                                04/01/25  3.75      5,900,000  VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield   (Note 1)    Moody's  & Poor's
   ------                                                                              ----    -----    ------     -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,100,000  New York State Local Government Assistance Corporation - Series E
               LOC Bank of Nova Scotia                                               04/01/25  3.85%  $  1,100,000  VMIG-1    A1+
    4,800,000  New York State Local Government Assistance Corporation - Series G
               LOC Bank of Nova Scotia                                               04/01/25  3.70      4,800,000  VMIG-1    A1+
    5,500,000  New York State Local Government Assistance Corporation - Series 1994B
               LOC Kredietbank                                                       04/01/23  3.95      5,500,000  VMIG-1    A1+
    7,000,000  New York State Local Government Assistance Corporation - Series 1995D
               LOC Societe Generale                                                  04/01/25  3.75      7,000,000  VMIG-1    A1+
    1,600,000  New York State Medical Care Facilities Financial Authority
               LOC Chase Manhattan Bank, N.A.                                        11/01/15  3.80      1,600,000  VMIG-1
    9,995,000  New York State Medical Care Facilities Revenue Bonds
               LOC Merrill Lynch & Company, Inc.                                     02/15/25  4.00      9,995,000            A1+
      800,000  New York State Medical Care Pooled Equipment Authority - Series 1994A
               LOC Chase Manhattan Bank, N.A.                                        11/01/03  3.80        800,000  VMIG-1
    8,200,000  New York State Municipal Assistance Corporation
               (Public Benefit Corporation)
               AMBAC Insured                                                         07/01/08  4.00      8,200,000  VMIG-1    A1
   19,000,000  Niagara County, NY IDA (American Refueling Company) - Series 1996D
               LOC Wachovia Bank, N.A.                                               11/15/26  3.90     19,000,000    P1      A1+
    6,200,000  Port Authority of NY & NJ Special Versatile Structure Obligation      06/01/20  4.20      6,200,000  VMIG-1    A1+
    1,500,000  Port Authority of NY & NJ Special Versatile Structure Obligation      08/01/24  4.20      1,500,000  VMIG-1    A1+
    2,000,000  Puerto Rico Industrial Medical & Environmental PCFA PCRB
               (Ana Mendez Foundation)
               LOC Banco Santander                                                   10/01/21  3.95      2,000,000            A1+
    2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)           12/01/33  3.55      2,000,000            A1
    1,100,000  Suffolk County, NY IDA (Cold Spring Harbor Laboratory)
               LOC Morgan Guaranty Trust Company                                     07/01/23  4.25      1,100,000            A1+
 ------------                                                                                         ------------
  346,815,000  Total Other Variable Rate Demand Instruments                                            346,815,000
 ------------                                                                                         ------------
Tax Exempt Commercial Paper (10.18%)
------------------------------------------------------------------------------------------------------------------------------------
 $  9,395,000  Dormitory Authority of NY,
               Memorial Sloan Kettering Cancer Center - Series 1989B
               LOC Chase Manhattan Bank, N.A.                                        05/20/99  2.95%  $  9,395,000  VMIG-1    A1+
    4,000,000  Long Island Power Authority (Electric System Subordinated) - Series 3
               LOC Bayerische Landesbank/Westdeutsche Landesbank                     07/20/99  3.15      4,000,000  VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield   (Note 1)    Moody's  & Poor's
   ------                                                                              ----    -----    ------     -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Long Island Power Authority
               (Electric System Subordinated) - Series 4
               LOC Bayerische Landesbank/Westdeutsche Landesbank                     08/10/99  3.15%  $  2,000,000  VMIG-1    A1+
    2,600,000  MTA Transportation Facilities Special Obligation BAN - Series CP-1
               LOC ABN AMRO Bank N.V.                                                05/19/99  2.70      2,600,000    P1      A1+
    1,000,000  New York City, NY GO Bond - Series 1996
               LOC Morgan Guaranty Trust Company                                     05/03/99  3.20      1,000,000    P1      A1+
   15,000,000  New York City, NY GO Bond - Series 1996J-2
               LOC Commerzbank                                                       05/03/99  3.20     15,000,000    P1      A1+
    2,000,000  New York City, NY GO Bond - Series 1994H-6
               MBIA Insured                                                          08/16/99  3.10      2,000,000   MIG-1    A1+
   10,000,000  New York State Environmental Series 1997
               LOC Bayerische Landesbank/Landesbank Hesen                            08/26/99  3.10     10,000,000   MIG-1    A1
    3,000,000  New York State GO BAN - Series W                                      07/21/99  3.05      3,000,000    P1      A1
 ------------                                                                                         ------------
   48,995,000  Total Tax Exempt Commercial Paper                                                        48,995,000
 ------------                                                                                         ------------
Variable Rate Demand Instruments - Participations (b) (0.11%)
------------------------------------------------------------------------------------------------------------------------------------
 $    119,947  Centennial Associates/W & H Stampings, Incorporated
               LOC Chase Manhattan Bank, N.A.                                        10/01/00  5.03%  $    119,947    P1      A1
       51,723  Faden Paper Supply Company
               LOC Chase Manhattan Bank, N.A.                                        01/01/00  5.03         51,723    P1      A1
       53,453  I.G. Federal Electric Supply Corporation 1984
               LOC Chase Manhattan Bank, N.A.                                        11/01/99  5.03         53,453    P1      A1
       33,820  Nassau County, NY IDA IDRB
               (Steven Klein/Normandie Metal Fabricators)
               LOC Chase Manhattan Bank, N.A.                                        11/01/99  5.03         33,820    P1      A1
      118,921  New York City, NY
               (Seybert-Nicholas Printing Corporation/Kenner Printing)
               LOC Chase Manhattan Bank, N.A.                                        06/01/00  5.03        118,921    P1      A1
      163,298  Texpak Incorporated Project
               LOC Chase Manhattan Bank, N.A.                                        01/01/01  5.03        163,298    P1      A1
 ------------                                                                                         ------------
      541,162  Total Variable Rate Demand Instruments - Participations                                     541,162
 ------------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (b) (2.29%)
------------------------------------------------------------------------------------------------------------------------------------
 $    260,248  Adirondack Transit Lines
               LOC Key Bank, N.A.                                                    02/01/01  4.65%  $    260,248    P1      A1
    6,500,000  Blaser Real Estate 1986
               LOC Union Bank of Switzerland                                         09/01/21  5.03      6,500,000    P1      A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1999

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date    Yield   (Note 1)    Moody's  & Poor's
   ------                                                                              ----    -----    ------     -------   -------
Variable Rate Demand Instruments - Private Placements (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,150,000  New York City IDA Civic Facilities RB
               (1997 Epiphany Community Nursery School Project)
               LOC Bank of New York                                                  05/01/11  3.65%  $  3,150,000  VMIG-1
      262,083  Troy Mall Associates - Series 1985B
               LOC Key Bank, N.A.                                                    07/01/15  4.65        262,083    P1      A1
      823,750  Troy Mall Associates - Series 1985C
               LOC Key Bank, N.A.                                                    04/01/16  4.65        823,750    P1      A1
 ------------                                                                                         ------------
   10,996,081  Total Variable Rate Demand Instruments - Private Placements                              10,996,081
 ------------                                                                                         ------------
               Total Investments (99.84%) (Cost $480,567,460+)                                         480,567,460
               Cash and Other Assets, Net of Liabilities (0.16%)                                           774,371
                                                                                                      ------------
               Net Assets (100.00%)                                                                   $481,341,831
                                                                                                      ============
               Net Asset Value offering and redemption price per share:
               Class A Shares, 473,968,495 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============
               Class B Shares,   7,377,039 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============

               +     Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

KEY:
     BAN       =   Bond Anticipation Note                         IDA       =    Industrial Development Authority
     ERDA      =   Energy and Research Development Authority      IDRB      =    Industrial Development Revenue Bond
     FGIC      =   Financial Guaranty Insurance Company           LOC       =    Letter of Credit
     FSA       =   Financial Security Assurance                   PCFA      =    Pollution Control Financial Authority
     GO        =   General Obligation                             PCRB      =    Pollution Control Revenue Bond
     HFA       =   Housing Finance Authority                      RB        =    Revenue Bond
     HRB       =   Hospital Revenue Bond

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999

================================================================================




INVESTMENT INCOME

 Income:

   Interest..............................................................   $   14,977,582
                                                                             -------------

 Expenses: (Note 2)

   Investment management fee.............................................        1,368,074

   Administration fee....................................................          957,652

   Shareholder servicing fee (Class A)...................................          903,834

   Custodian expenses....................................................           41,266

   Shareholder servicing and
       related shareholder expenses......................................          351,344

   Legal, compliance and filing fees.....................................          124,127

   Audit and accounting..................................................           79,664

   Directors' fees and expenses..........................................           16,304

   Other expenses........................................................           26,810
                                                                             -------------

       Total expenses....................................................        3,869,075

       Less: Expenses paid indirectly....................................   (        1,534)
                                                                             -------------

                  Net expenses...........................................        3,867,541
                                                                             -------------

 Net investment income...................................................       11,110,041



REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................            7,223

                                                                             -------------
 Increase in net assets from operations..................................   $   11,117,264
                                                                             =============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 1999 AND 1998

================================================================================








                                                                          1999                    1998
                                                                    ----------------        ----------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.......................................    $     11,110,041        $     10,443,567
    Net realized gain (loss) on investments.....................               7,223                 -0-
                                                                     ---------------         ---------------
 Increase in net assets from operations.........................          11,117,264              10,443,567
 Dividends to shareholders from net investment income
    Class A.....................................................    (     10,999,906)*      (     10,418,544)*
    Class B.....................................................    (        110,135)*      (         25,023)*
 Capital share transactions (Note 3)
    Class A.....................................................         103,913,625              46,297,742
    Class B.....................................................           2,964,537               4,405,809
                                                                     ---------------         ---------------
        Total increase (decrease)...............................         106,885,385              50,703,551
 Net assets:
    Beginning of year...........................................         374,456,446             323,752,895
                                                                     ---------------         ---------------
    End of year.................................................    $    481,341,831        $    374,456,446
                                                                     ===============         ===============

*   Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies
New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued) only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $226,872 paid to Reich & Tang Services, Inc., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Shareholder servicing and related shareholder expenses are expense" offsets of $1,534.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock
At April 30, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $481,343,845. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
                                                     Ended                              Ended
                                                 April 30, 1999                     April 30, 1998
                                                 --------------                     --------------
 Class A
 -------
 Sold...................................            660,180,543                        604,303,728
 Issued on reinvestment of dividends....             11,022,965                         10,230,471
 Redeemed...............................        (   567,289,883)                   (   568,236,457)
                                                 --------------                     --------------
 Net increase (decrease)................            103,913,625                         46,297,742
                                                 ==============                     ==============

                                                     Year                               Year
                                                     Ended                              Ended
                                                 April 30, 1999                     April 30, 1998
                                                 --------------                     --------------
 Class B
 -------
 Sold......................................          11,061,287                          9,480,346
 Issued on reinvestment of dividends.......             107,774                             15,467
 Redeemed..................................     (     8,204,524)                   (     5,090,004)
                                                 --------------                     --------------
 Net increase (decrease)...................           2,964,537                          4,405,809
                                                 ==============                     ==============

4. Sales of Securities
Accumulated undistributed realized losses at April 30, 1999 amounted to $2,014. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire through April 30, 2005.

5. Concentration of Credit Risk
The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 67% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================




6. Financial Highlights
                                                                    Year Ended April 30,
                                                ------------------------------------------------------------
Class A
-------
                                                  1999         1998         1997         1996         1995
                                                --------     --------     --------     --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.........    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                --------     --------     --------     --------     --------
 Income from investment operations:
   Net investment income....................       0.025        0.029        0.028        0.030        0.027
 Less distributions:
   Dividends from net investment income.....    (  0.025)    (  0.029)    (  0.028)    (  0.030)    (  0.027)
                                                --------     --------     --------     --------     --------
 Net asset value, end of year...............    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                ========     ========     ========     ========     ========
 Total Return...............................       2.48%        2.90%        2.80%        3.08%        2.74%
 Ratios/Supplemental Data
 Net assets, end of year (000)..............    $473,965     $370,044     $323,746     $283,368     $254,422
 Ratios to average net assets:
   Expenses.................................       0.85%+       0.85%+       0.82%+       0.84%+       0.87%
   Net investment income....................       2.43%        2.85%        2.76%        3.02%        2.71%
   Expenses paid indirectly.................       0.00%        0.00%        0.00%        0.00%        0.00%

                                                           Year Ended
Class B                                                     April 30,                         October 10, 1996
-------                                           ----------------------------           (Commencement of Sales) to
                                                    1999                1998                   April 30, 1997
                                                  --------            --------                 --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......      $  1.00             $  1.00                     $  1.00
                                                  --------            --------                    --------
 Income from investment operations:
   Net investment income....................         0.027               0.031                       0.017
 Less distributions:
   Dividends from net investment income.....      (  0.027)           (  0.031)                   (  0.017)
                                                  --------            --------                    --------
 Net asset value, end of period.............      $  1.00             $  1.00                     $  1.00
                                                  ========            ========                    ========
 Total Return...............................         2.70%               3.12%                       3.02%*
 Ratios/Supplemental Data
 Net assets, end of period (000)............      $  7,377            $  4,412                    $      7
 Ratios to average net assets:
   Expenses.................................         0.64%+              0.64%+                      0.62%*
   Net investment income....................         2.68%               2.94%                       2.99%*
   Expenses paid indirectly.................         0.00%               0.00%                       0.00%

 *    Annualized
 +    Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================




The Board of Directors and Shareholders
New York Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of New York Daily Tax Free Income Fund, Inc. as of April 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. as of April 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.






                                   \s\McGladrey & Pullen, LLP



May 25, 1999
New York, New York


--------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

New York Daily Tax Free Income Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management L.P.
    600 Fifth Avenue
    New York, New York 10020

Custodian
    Investors Fiduciary Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services L.P.
    600 Fifth Avenue
    New York, New York 10020


NY499AN


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.





                                  Annual Report
                                   April 30, 1999



--------------------------------------------------------------------------------